Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2022
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 5 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Financial risk management:

1)	Financial risk factors

The Group is exposed to a variety of financial risks such as: market risks, credit risks and liquidity risks. The Group’s overall risk management plan focuses on the unpredictability of financial markets and seeks to minimize the potential adverse effects on the Group’s financial performance.

Risk management is performed by the finance department according to the policy authorized by the board of directors.

a)	Market risk - Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates.

The Group operates internationally and is exposed to foreign exchange risks due to exposure to Foreign Currencies, primarily the NIS. Foreign exchange risk arises from future commercial transactions, assets or liabilities denominated in foreign currency.

The Group’s policy to reduce the exposure to changes in exchange rates is based on maintaining, where possible, the balances of current monetary assets, according to the currency of the current liabilities.

As of December 31, 2022, and 2021, if the Group’s functional (USD) had weakened/strengthened by 10% against the NIS, with all other variables held constant, the loss for the year would decrease/increase by USD 600 thousand and USD 379 thousand, accordingly.

b)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the end of the reporting year.

Credit risks are treated at the Group level. Credit risks arise typically from cash and cash equivalents, bank deposits and from credit exposures in connection with outstanding receivables and committed transactions.

No credit limits were exceeded during the reported periods and Group’s management does not expect any losses from non-performance of these parties.

c)	Liquidity risk

Liquidity risk exists where the Group might encounter difficulties in meeting its financial obligations as they become due. The Group monitors its liquidity in order to ensure that sufficient liquid resources are available to allow it to meet its obligations.

Cash flow forecasting is performed by the Group’s finance department of each of the companies in the Group. The finance department monitors rolling forecasts of the Group’s liquidity requirements to ensure that it has sufficient cash to meet operational needs, while maintaining sufficient headroom on its undrawn committed borrowing facilities, so that the Group does not breach any of its credit facilities.

Liquidity risk arises from financial liabilities due to payable balances as of December 31, 2022, and 2021 sum up to USD 35,904 thousand and USD 7,238 thousand, accordingly.

2)	Estimates of fair value

Below is an analysis of the financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 3).

Financial assets

The Company has several financial assets measured at fair value through profit or loss, which meet the level 1 and level 3 criteria as of December 31, 2022, and 2021 as follow:

During 2021 the Company sold shares of Automax and since March 2021 the investment is measured at fair value through profit or loss and meets level 1 criteria.

During 2022 the Company invested another amount of USD 213 thousand in Automax to purchase 2,000,000 shares and, following these purchases, holds 15,446,111 shares and holds 6.46% of Automax’s issued and outstanding share capital (see note 4G).

During 2021 the Company invested in Safee and holds 2.35% of Safee’s issued and outstanding share capital. The investment meets level 3 criteria.

During 2021 the Company invested in Tondo and holds 0.67% of Tondo’s issued and outstanding share capital. The investment meets level 1 criteria.

During 2020 The Company invested in Safo an amount of USD 100 thousand in respect of 91,743 warrants and shares (represent holding of 0.47% Safo’s issued and outstanding share capital). The investment in share meets level 1 criteria. The investment in warrants meets level 3 criteria.

During 2021 the Company invested in SciSparc and holds 3.09% of SciSparc’s issued and outstanding share capital. The investment meets level 1 criteria (see note 4K).

During 2021 the Company invested in Maris-Tech an amount of USD 240 thousand to purchase 78,370 shares and warrants and held 2.09% of Maris-Tech’s issued and outstanding share capital as of December 31, 2021. The investment and warrants were measured according to fair value through profit or loss and meet level 3 criteria. On February 2, 2022, Maris completed an IPO. The Company participated in this IPO and invested an additional amount of USD 100 thousand in Maris-Tech to purchase additional 23,810 shares and warrants. Following this IPO and as of December 31, 2022, the Company holds 1.28% of Maris’s issued and outstanding share capital and the investment was transferred from level 3 criteria to level 1 criteria.

During 2022 the Company invested in Bubbles an amount of USD 306 thousand to purchase 1,236,000 shares and holds 1.49% of Bubbles’ issued and outstanding share capital as of December 31, 2022. The investment was measured according to fair value through profit or loss and meets level 1 criteria.

In April 2022 the Company invested in ClearMind an amount of USD 1,250 thousand to purchase 66,245 shares and warrants. In November 2022, the Company invested an additional amount of USD 500 thousand to purchase additional 76,800 shares and holds 5.77% of ClearMind’s issued and outstanding share capital as of December 31, 2022. The investment was measured according to fair value through profit or loss and meets level 1 criteria.

During 2022 the Company invested in Colugo an amount of USD 400 thousand to purchase 24,920 shares and holds 0.97% of Colugo’s issued and outstanding share capital as of December 31, 2022. The investment was measured according to fair value through profit or loss and meets level 3 criteria.

During 2022 the Company invested in Automax bonds an amount of USD 68 thousand to purchase 220,000 bonds. During April and May 2022, the Company sold 190,000 bonds. The Automax bonds were accounted for as asset through profit or loss measured at fair value and meets level 1 criteria.

Polyrizon Options- the Original Option (as defined in note 4H) was measured at fair value through profit or loss and was calculated using the Black & Scholes option pricing model. The Original Option and the Alternative Option (as defined in note 4H) was calculated based on management’s expectations for the IPO scenario.

IPO scenario: share price: USD 1 of expected IPO share price, expected volatility of 81.99%, risk-free interest of 4.22%, expected term of 3.55 years following the grant date.

The following table presents the level 1 and level 3 fair value financial assets as of December 31, 2022, and 2021

	December 31, 2022			December 31, 2021
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Gix Internet anti-dilution protection (note 4F)	-	-	-	-	469	469
Laminera shares (note 4N)	-	-	-	-	126	126
Safo shares	10	-	10	53	-	53
Safo warrants	-	-	-	-	34	34
Maris shares	84	-	84	-	246	246
Maris warrants	-	13	13	-	57	57
Tondo shares	97	-	97	429	-	429
Safee shares (note 4P)	-	400	400	-	400	400
SciSparc shares (note 4K)	659	-	659	911	-	911
Polyrizon warrants (note 4H)	-	399	399	-	516	516
Polyrizon - SAFE (note 4H)	-	302	302	-	-	-
Elbit Imaging shares (note 4J)	613	-	613	-	-	-
ClearMind warrants (note 4O)	-	4	4	-	-	-
ClearMind shares (note 4O)	594	-	594	-	-	-
ClearMind anti-dilution protection (note 4O)	-	-	-	-	-	-
Colugo shares	-	400	400	-	-	-
Parazero - SAFE (note 4M)	-	520	520	-	-	-
Bubbles shares	151	-	151	-	-	-
Automax bonds (note 4G)	9	-	9	-	-	-
Automax shares (note 4G)	1,114	-	1,114	1,676	-	1,676
Total	3,331	2,038	5,369	3,069	1,848	4,917

The following table presents the Level 1 financial assets roll-forward during 2022:

								ClearMind
	Safo	A.I Systems	Tondo	Bubbles	SciSparc	Maris	Automax bonds	Investment	Elbit	Automax shares	Total
		USD in thousands
Balance as of January 1, 2022	53	-	429	-	911	-	-		-	1,676	3,069
Purchase of securities	-	75	-	306	32	75	69	1,512	-	214	2,283
Net changes at fair value recognized through profit or loss	(43)	-	(26)	(148)	(15)	(238)	-	(1,207)	(217)	(578)	(2,472)
Sale of securities	-	(103)	(344)		(46)	-	(60)	-	-	-	(553)
Realized gain (loss)	-	28	67	-	(223)	-	1	-	-	-	(127)
Exchange differences	-	-	(29)	(7)	-	-	(1)	(2)	-	(198)	(237)
transfer from level 3 to level 1	-	-	-	-	-	247	-	291	-	-	538
Transfer from equity method to level 1	-	-	-	-	-	-	-	-	830	-	830
Balance as of December 31, 2022	10	-	97	151	659	84	9	594	613	1,114	3,331

The following table presents the Level 3 financial assets roll-forward during 2022:

	Maris	Polyrizon warrants	Laminera	Gix Internet Anti-dilution	SAFO Warrants	ClearMind warrants	ClearMind anti-dilution	Safee	Parazero -SAFE	Polyrizon -SAFE	Colugo	Total
	USD in thousands
Balance as of January 1, 2022	303	516	126	469	34	-	-	400	-	-	-	1,848
Initial recognition of financial asset	25	-	-	-	-	197	40	-	520	314	400	1,496
Exchange differences		-	-	(42)	-	(1)	(20)	-	-	-	-	(63)
Net change at fair value recognized through profit or loss	(68)	(117)	507	(427)	(34)	(200)	279	-	-	(12)		(72)
transfer to equity investment treatment	-	-	(633)	-	-	-	-	-	-	-		(633)
transfer from level 3 to level 1	(247)	-	-	-	-	8	(299)	-	-	-		(538)
Balance as of December 31, 2022	13	399	-	-	-	4	-	400	520	302	400	2,038

The following table presents the Level 1 financial assets roll-forward during 2021:

	Investment in SAFO	Tondo	SciSparc ltd	Automax	Total
	USD in thousands

Balance as of January 1, 2021	113	-	-	-	113

Initial recognition at fair value upon dilution of equity investment	-	-	-	1,553	1,553
Purchase of securities	-	472	825	279	1,576
Sale of securities	-	(42)		-	(42)
Net change in fair value of financial assets at fair value recognized through profit or loss	(60)	(1)	86	(156)	(131)
Balance as of December 31, 2021	53	429	911	1,676	3,069

The following table presents the Level 3 financial assets roll-forward during 2021:

	Gix Media’s shares	Gix Warrants	ScoutCam warrants	Maris investment and warrants	Conversion Right	Polyrizon warrants	Laminera	Gix Internet Anti-dilution	SAFO Warrants	Safee	Total
	USD in thousands
Balance as of January 1, 2021	2,438	14	-	-	1,393	-	-	473	98	-	4,416
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4C)	-	-	97	-	-	-	-	-	-	-	97
Exercise of warrants (note 4C)	-	-	(51)	-	-	-	-	-	-	-	(51)
Purchase of securities	-	-	-	-	-	-	-	-	-	400	400
Initial recognition of financial asset	-	-	-	240	-	-	126	-	-	-	366
Net changes at fair value recognized through profit or loss	373	(14)	(46)	63	213	516	-	(4)	(64)	-	1,037
Exercise of Conversion Right (note 4F)	(2,811)	-	-	-	(1,606)	-	-	-	-	-	(4,417)
Balance as of December 31, 2021	-	-	-	303	-	516	126	469	34	400	1,848

Financial liabilities

Level 1 financial instruments:

As of December 31, 2022, and 2021, the Group has a financial liability measured at level 1 – Warrants C (see note 14b).

The fair value of financial instruments traded in active markets is based on quoted market prices at the statement of financial position date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Level 3 financial instruments:

As of December 31, 2022, and 2021, the Group has financial liabilities measured at level 3 – commitment to issue warrants to lenders of Jeffs’ Brands upon IPO and derivative liabilities of Jeffs’ Brands (see note 4E).

The following table presents the financial liabilities that were measured at fair value through profit or loss:

	December 31,			December 31,
	2022			2021
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands			USD in thousands
Fair value of warrants	396	4,159	4,555	555	137	692

The following table presents the Level 3 financial liabilities roll-forward during 2022:

Warrants
USD in thousands
Opening balance as of January 1, 2022	137
Issuance of warrants in connection with the IPO of Jeffs’ Brands (note 4E)	7,640
Changes in fair value of warrants in connection with the IPO of Jeffs; Brands	(3,490)
Changes in fair value of warrants issued to lenders of Jeffs’ Brands upon IPO	(128)
Closing balance as of December 31, 2022	4,159

The following table presents the Level 3 financial liabilities roll-forward during 2021:

Warrants
USD in thousands
Opening balance as of January 1, 2021	36
Changes in fair value of warrants issued to investors	(36)
Fair value of warrants to be issued to lenders of Jeffs’ Brands upon IPO	62
Changes in fair value of warrants to be issued to lenders of Jeffs’ Brands upon IPO	75
Closing balance as of December 31, 2021	137

The following table presents the Level 1 financial liabilities roll-forward during 2022:

Warrants
USD in thousands
Opening balance as of January 1, 2022	555
Changes in fair value of warrants	(159)
Closing balance as of December 31, 2022	396

The following table presents the Level 1 financial liabilities roll-forward during 2021:

Warrants
USD in thousands
Opening balance as of January 1, 2021	1,039
Changes in fair value of warrants	(484)
Closing balance as of December 31, 2021	555

Valuation processes of the Group:

Set forth below are details regarding the valuation processes of the Group as of December 31,2022:

1)

Warrants issued on November 1, 2017: as part of a public offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 67.06%, risk-free interest of 4.76%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see note 14b.

Warrants issued on July 18, 2018: as part of a direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 67.06%, risk-free interest of 4.76%, expected term of 5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see note 14b.

Series C warrants - financial instruments measured at fair value through profit or loss. For details, see note 14b.

2)

Jeffs’ Brands warrants - On August 30, 2022, Jeffs’ Brands completed its initial public offering (“IPO”), In connection with the IPO, Jeffs’ Brands sold 3,717,473 units at a public offering price of USD 4.16 per unit, with each unit consisting of one ordinary share, no par value per share (“Ordinary Share”), and one warrant (“IPO Warrant”), to purchase one Ordinary Share, at an exercise price of USD 4.04 per Ordinary Share. Additionally, Jeffs’ Brands issued warrants to the underwriter to purchase up to 185,873 ordinary shares at an exercise price of USD 5.20 per Ordinary Share (“Underwriter’s Warrants”). The underwriter partially exercised its right to purchase an additional 425,912 warrants for total consideration of USD 4 thousand. Jeffs’ Brands received total net proceeds of USD 13.4 million after deducting issuance costs of USD 2.1 million.

On September 7, 2022, Jeffs’ Brands’ volume weighted average stock price was less than the exercise floor of USD 4.04 for the IPO Warrants. Accordingly, and based on the contractual terms of the IPO Warrants, effective after the closing of trading on November 28, 2022 (the 90th calendar day immediately following the issuance date of the IPO Warrants), the IPO Warrants were adjusted (“As-Adjusted IPO Warrants”) pursuant to their terms, including, but not limited to, the reduction of the exercise price of the IPO Warrants to USD 2.02.

Additionally, Additional Warrants were issued to each qualified buyer who continued to hold at least 120,192 IPO Warrants as of November 28, 2022. Accordingly, Jeffs’ Brands issued Additional Warrants to purchase 2,824,525 Ordinary Shares. Each Additional Warrant has substantially the same terms as the As-Adjusted IPO Warrant; provided, however, that the term of each Additional Warrant will be five (5) years from the issuance date and such Additional Warrant will not be listed on any securities exchange. In addition, as long as the Additional Warrants are outstanding, each holder of at least 120,192 IPO Warrants will receive semi-annual payments based on the Jeffs’ Brands consolidated revenues, dependent on the amount of the Additional Warrants outstanding. As of December 31, 2022, the payment will be equal to approximately 2.3% of Jeffs’ Brands consolidated revenues for the period ended December 31,2022.

The following table lists the significant unobservable inputs used for calculation of fair value of the IPO Warrants and Additional Warrants during the year:

Expected volatility	77.57% - 78.89%
Exercise price (in USD)	2.02 - 4.04
Share price (in USD)	1.53 - 1.865
Risk-free interest rate	3.27% - 4.04%
Dividend yield	-
Expected life	3 - 4.74
WACC	21.5% - 23.3%

3)	Investments in SAFO, Tondo, SciSparc, Maris, Automax shares and bonds, ClearMind, Elbit and Bubbles - financial instruments measured at fair value through profit or loss. and meet level 1 criteria.

4)	Safee shares - on October 12, 2021, the Company invested in Safee. Since Safee is a small private company, which does not raise funds on a regular basis and does not have significant activity that indicates a change in fair value, the Company assumes that there is no reason to believe that there is a material change in value and that the investment value adequately represents the fair value at the reporting date. This assumption is reviewed at each cut-off date.

5)	Maris warrants - the Company used the Black-Scholes model, using the following principal assumptions: share price: USD 0.83, expected volatility of 83.57%, risk-free interest of 4.22%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

6)	Colugo shares - the Company assumes that there is no reason to believe that there is a material change in value and that the investment value adequately represents the fair value at the reporting date. This assumption is reviewed at each cut-off date.

7)	SAFO warrants - the Company used the Black-Scholes model, using the following principal assumptions: share price: USD 0.75, expected volatility of 78.86%, risk-free interest of 4.73%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

8)

Polyrizon Options - the Original Option (as defined in note 4H) was measured at fair value through profit or loss and was calculated using the Black-Scholes option price model. The Original Option (as defined in note 3H) was calculated based on management’s expectations for the IPO scenario.

Non-IPO scenario: share price: USD 0.0544, expected volatility of 78.19%, risk-free interest of 4.69%, expected term of 2.77 years following the grant date.

IPO scenario: share price: 125% of expected IPO share price, expected volatility of 81.99%, risk-free interest of 4.2%, expected term of 3years following the grant date.

9)

Polyrizon SAFE - on January 27, 2022, the Company invested USD 111 thousand and on May 8, 2022, the Company invested USD 204 thousand. The Company used the binomial pricing model, using the following principal assumptions:

Risk-free interest of 4.76%, expected term of 0.58 years as of December 31, 2022.

The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

10)	Options to employees and advisors. For details, see note 14c.

Set forth below are details regarding the valuation processes of the Group as of December 31,2021:

1)

Warrants issued on December 6, 2016: as part of a registered direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 63.32%, risk-free interest of 0.19%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. see note 14b.

Warrants issued on March 29, 2017: as part of a public offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 63.2%, risk-free interest of 0.19%, expected term of 5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see note 14b.

Warrants issued on November 28, 2017: as part of a direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 63.2%, risk-free interest of 0.19%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see note 14b.

Series C warrants - financial instruments measured at fair value through profit or loss. For details, see note 14b.

2)	Gix Internet Anti-dilution feature - the Company used the Black-Scholes model, using the following principal assumptions: share price: NIS 1.45, 25% probability for the occurrence of an anti-dilution event, expected volatility of 46.85%, risk-free interest of 0.67%, expected term of 3 years following the issuance date.

3)	ScoutCam warrants - the Company used the Black-Scholes model, using the following principal assumptions: share price of USD 6.3, expected volatility of 49.5%, risk-free interest of 0.65%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

4)	Gix Warrants - the Company used the Black-Scholes model, using the following principal assumptions: share price of NIS 1.45, expected volatility of 46.85%, risk-free interest of 0.67%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

5)	Investments in SAFO, Tondo, SciSparc and Automax - financial instruments measured at fair value through profit or loss and meet level 1 criteria.

6)

Safee shares - on October 12, 2021, the Company invested in Safee. Since Safee is a small private company, which does not raise funds on a regular basis and does not have significant activity that indicates a change in fair value, the Company assumes that there is no reason to believe that there is a material change in value and that the investment value adequately represents the fair value at the reporting date. This assumption is reviewed at each cut-off date.

7)

Maris investment - on March 24, 2021 the Company invested in Maris. On February 01, 2022, Maris completed initial public offering of units consisting of warrants and shares for USD 4.2 per unit and started to trade on Nasdaq at USD 3.15 per share. The Company assumed the share price as of the first trading date of Maris shares represents the fair value of Maris shares as of December 31, 2021. The fair value of the warrants was calculated using the Black & Scholes option price model, based on the following assumptions:

Non-IPO scenario: share price: USD 3.15, expected volatility of 63.2%, risk-free interest of 0.24%, expected term of 2.5 years following the grant date.

IPO scenario: share price: USD 3.15, expected volatility of 55.81%, risk-free interest of 0.81%, expected term of 5 years following the grant date.

8)	SAFO warrants - the Company used the Black-Scholes model, using the following principal assumptions: share price: USD 7.56, expected volatility of 78.86%, risk-free interest of 0.97%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

9)

Polyrizon Options - the Original Option (as defined in note 4H) was measured at fair value through profit or loss and was calculated using the Black & Scholes option price model. The Original Option and the Alternative Option (as defined in note 4H) was calculated based on management’s expectations for the IPO scenario.

Non-IPO scenario: share price: USD 0.0544, expected volatility of 87.86%, risk-free interest of 0.85%, expected term of 2.77 years following the grant date.

IPO scenario: share price: 120% of expected IPO share price, expected volatility of 93.76%, risk-free interest of 0.97%, expected term of 3.55 years following the grant date.

10)	Options to employees and advisors. For details, see note 14c.